Equity (Deficit)	12 Months Ended
Dec. 31, 2011
Stockholders' Equity Note [Abstract]
Equity (Deficit)
EQUITY (DEFICIT)
On April 10, 2007, Realogy completed the Merger with Apollo. All of Realogy’s issued and outstanding common stock is currently owned by Realogy’s parent, Intermediate, and all of the issued and outstanding common stock of Intermediate is owned by its parent, Holdings. Realogy has 100 shares of common stock authorized and outstanding with a par value of $0.01 per share. In addition, Realogy has 100 shares of preferred stock authorized with no shares outstanding.
Accumulated Other Comprehensive Loss
The after-tax components of accumulated other comprehensive loss are as follows:

	Currency Translation Adjustments (1)	Minimum Pension Liability Adjustment	Unrealized Loss on Cash Flow Hedges	Accumulated Other Comprehensive Loss (2)
Balance at January 1, 2009	$(7)	$(16)	$(23)	$(46)
Current period change	7	(1)	8	14
Balance at December 31, 2009	—	(17)	(15)	(32)
Current period change	—	(3)	5	2
Balance at December 31, 2010	—	(20)	(10)	(30)
Current period change	—	(12)	10	(2)
Balance at December 31, 2011	$—	$(32)	$—	$(32)
_______________

(1)
Assets and liabilities of foreign subsidiaries having non-U.S.–dollar functional currencies are translated at exchange rates at the balance sheet dates and equity accounts are translated at historical spot rates. Revenues and expenses are translated at average exchange rates during the periods presented. The gains or losses resulting from translating foreign currency financial statements into U.S. dollars are included in accumulated other comprehensive income (loss). Gains or losses resulting from foreign currency transactions are included in the Consolidated Statement of Operations.

(2)	As of December 31, 2011, the Company does not have any after-tax components of accumulated other comprehensive loss attributable to noncontrolling interests.
Realogy Statements of Equity (Deficit) for the year ended December 31, 2011, December 31, 2010 and December 31, 2009
Total equity (deficit) for Realogy equals that of Holdings, but the components, common stock and additional paid-in capital are different. The table below presents information regarding the balances and changes in common stock and additional paid-in capital of Realogy for each of the three years ended December 31, 2011.

	Realogy Corporation Stockholder’s Equity
	Common Stock		Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Non- controlling Interests	Total Equity (Deficit)

	Shares	Amount
Balance at January 1, 2009	—	$—	$2,013	$(2,709)	$(46)	$2	$(740)
Net loss	—	—	—	(262)	—	2	(260)
Other comprehensive income (loss)	—	—	—	—	14	—	14
Stock-based compensation	—	—	7	—	—	—	7
Dividends	—	—	—	—	—	(2)	(2)
Balance at December 31, 2009	—	$—	$2,020	$(2,971)	$(32)	$2	$(981)
Net loss	—	$—	$—	$(99)	$—	$2	$(97)
Other comprehensive income (loss)	—	—	—	—	2	—	2
Stock-based compensation	—	—	6	—	—	—	6
Dividends	—	—	—	—	—	(2)	(2)
Balance at December 31, 2010	—	$—	$2,026	$(3,070)	$(30)	$2	$(1,072)
Net loss	—	$—	$—	$(441)	$—	$2	$(439)
Other comprehensive income (loss)	—	—	—	—	(2)	—	(2)
Stock-based compensation	—	—	7	—	—	—	7
Dividends	—	—	—	—	—	(2)	(2)
Balance at December 31, 2011	—	$—	$2,033	$(3,511)	$(32)	$2	$(1,508)
Earnings (loss) per share attributable to Holdings
Basic earnings per share is computed based upon weighted-average shares outstanding during the period. Dilutive earnings per share is computed consistently with the basic computation while giving effect to all dilutive potential common shares and common share equivalents that were outstanding during the period. Holdings uses the treasury stock method to reflect the potential dilutive effect of unvested stock awards and unexercised options.
The Company was in a net loss position for each of the three years ended December 31, 2011, 2010 and 2009, and therefore the impact of stock options and restricted stock were excluded from the computation of dilutive earnings (loss) per share because they were anti-dilutive. The number of stock options excluded from the computation was 17.9 million, 15.3 million and 15.5 million shares for the three years ended December 31, 2011, 2010, and 2009, respectively. The number of restricted stock shares excluded from the computation were 0.1 million, none and 0.2 million shares for the three years ended December 31, 2011, 2010, and 2009, respectively.
Amended and Restated Certificate of Incorporation
On January 5, 2011, in connection with the consummation of the Debt Exchange Offering, Holdings amended and restated its certificate of incorporation. Under its amended and restated certificate of incorporation, Holdings has the authority to issue up to 4,500,000,000 shares, of which Holdings has the authority to issue 4,200,000,000 shares of Class A Common Stock, $0.01 par value (the “Class A Common Stock”), 250,000,000 shares of Class B Common Stock, $0.01 par value and 50,000,000 shares of Preferred Stock, $0.01 par value. Pursuant to Holdings’ amended and restated certificate of incorporation, the outstanding shares of common stock of Holdings were reclassified on a share-for-share basis into shares of Class B Common Stock, the voting of which is controlled by Apollo.
The Convertible Notes are convertible to shares of Class A Common Stock upon conversion. Each share of Class A Common Stock has one vote per share, and each share of Class B Common Stock has five votes per share. The Class B Common Stock will automatically convert into Class A Common Stock on a share-for-share basis once (i) Apollo converts all of the Convertible Notes it received in the Debt Exchange Offering into shares of Class A Common Stock or (ii) upon a Qualified Public Offering, provided that such conversion would not result in a change of control of Realogy under the senior secured credit facility or any of Realogy’s other debt arrangements.